Commitments and contingencies - Future minimum payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	$ 606,125
Impact of discount	(286,674)
Lease liability at December 31, 2021	319,451
Current portion of lease liability	(19,279)	$ (15,710)
Less long-term lease liabilities transferred to liabilities associated with assets held for sale	(1,891)
Long-term portion of lease liability	298,281	$ 270,495
Within 1 Year
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	55,563
2023
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	53,414
2024
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	51,359
2025
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	49,701
2026
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	48,395
2027 and thereafter
Disclosure of contingent liabilities [line items]
Total undiscounted lease liability	$ 347,693